Asset Retirement Obligation	9 Months Ended
Sep. 30, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation
Asset Retirement Obligations
We record a liability for the fair value of asset retirement obligations and conditional asset retirement obligations that we can reasonably estimate, on a discounted basis, in the period in which the liability is incurred. We collectively refer to asset retirement obligations and conditional asset retirement obligations as ARO.
Certain assets related to our transmission segment have regulatory obligations to perform remediation and, in some instances, dismantlement and removal activities when the assets are abandoned. These asset retirement obligations include varying levels of activity including disconnecting inactive assets from active assets, cleaning and purging assets, and in some cases, completely removing the assets and returning the land to its original state. These assets have been in existence for many years and with regular maintenance will continue to be in service for many years to come. It is not possible to predict when demand for these transmission services will cease, and we do not believe that such demand will cease for the foreseeable future. A portion of our regulatory obligations is related to assets that we plan to take out of service.

The following table is a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligation at December 31, 2012	$8,319
Obligations assumed	25,763
Accretion expense	358
Asset retirement obligation at September 30, 2013	$34,440

We recorded accretion expense, which is included in Depreciation, amortization and accretion expense, of approximately $0.2 million and approximately $0.4 million in our consolidated statements of operations for each of the three and nine months ended September 30, 2013, respectively, and less than $0.1 million for the three and nine months ended September 30, 2012.
We are required to establish security against any potential secondary obligations relating to the abandonment of the certain transmission assets that may be imposed on the previous owner by applicable regulatory authorities. As such, we have a restricted cash account that is established, held, and maintained by a third party that amounts to $1.0 million and is presented in Other assets, net in our condensed consolidated balance sheet as of September 30, 2013.